Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets subject to amortization
The Company’s intangible assets subject to amortization are as follows:

	2016	2015
Internally developed software	$1,439,941	$1,439,941
Less accumulated amortization	850,902	562,914
Intangible assets — net	$589,039	$877,027

Estimated remaining amortization expense	Estimated remaining amortization expense for each of the subsequent fiscal years is expected to be as follows:

Year	Estimated Future Amortization Expense
2017	$287,988
2018	287,988
2019	13,063
Total	$589,039